COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2016	$ 1,356
2017	424
2018	353
2019	316
2020	312
Total	2,761
Rent expense	$ 3,409	$ 3,257	$ 1,694